Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 30, 2025	Feb. 01, 2026	Feb. 01, 2026	Feb. 02, 2025	Jan. 28, 2024	Jan. 29, 2023	Jan. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 1(1)	COMPENSATION ACTUALLY PAID TO PEO 1(3)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO 2(1)	COMPENSATION ACTUALLY PAID TO PEO 2(3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NAMED EXECUTIVE OFFICERS(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NAMED EXECUTIVE OFFICERS(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME (MILLIONS)(5)	MICP ADJUSTED EBITDA (MILLIONS)(6)
							CORE & MAIN TOTAL SHAREHOLDER RETURN	PEER GROUP TOTAL SHAREHOLDER RETURN(4)
2025	$1,210,433	$(1,769,626)	$9,327,106	$3,995,582	$3,628,129	$1,160,734	$225.15	$168.99	$462	$930
2024	5,374,471	12,340,181	N/A	N/A	1,723,477	2,929,034	238.14	145.01	434	922
2023	5,546,122	13,225,593	N/A	N/A	1,609,568	3,166,945	171.10	121.62	531	888
2022	5,564,480	6,240,946	N/A	N/A	1,710,361	1,896,515	91.43	102.27	581	924
2021	2,292,431	3,348,965	N/A	N/A	979,397	1,381,409	98.95	96.77	225	604

Named Executive Officers, Footnote			Reflects the average of the total compensation reported in the SCT for the Company's NEOs as a group (excluding Mr. LeClair for all periods and Mr. Witkowski for fiscal 2025) for the applicable year. The NEOs included in this calculation for each of fiscal 2021, 2022, and 2023 are Mark R. Witkowski, John R. Schaller, Mark G. Whittenburg, and Bradford A. Cowles. For fiscal 2024, the NEOs include Mark R. Witkowski, John R. Schaller, Bradford A. Cowles, and Michael Huebert. For fiscal 2025, the NEOs include Bradford A. Cowles, Michael Huebert, Robyn Bradbury, and Mark Whittenburg.
Peer Group Issuers, Footnote			Represents the weighted peer group total shareholder return (“TSR”), weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 400 MidCap Industrials Index, a published industry index.
PEO Total Compensation Amount				$ 5,374,471	$ 5,546,122	$ 5,564,480	$ 2,292,431
PEO Actually Paid Compensation Amount				12,340,181	13,225,593	6,240,946	3,348,965
Adjustment To PEO Compensation, Footnote

	2025			2024		2023		2022		2021
SCT TO CAP RECONCILIATION	LeClair, Stephen O.	Witkowski, Mark R.	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Reported SCT Total Compensation	$1,210,433	$9,327,106	$3,628,129	$5,374,471	$1,723,477	$5,546,122	$1,609,568	$5,564,480	$1,710,361	$2,292,431	$979,397
Adjustments for grant values in the Summary Compensation Table	—	(8,299,999)	(3,025,742)	(3,740,108)	(1,028,101)	(3,356,279)	(668,682)	(2,975,049)	(625,652)	—	—
Year-end fair value of unvested stock options and RSUs granted in the current fiscal year	—	3,736,404	975,868	4,347,694	1,167,732	8,559,699	1,705,345	3,393,622	713,678	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(734,042)	(185,636)	(125,567)	4,698,044	786,330	2,624,073	551,843	—	—	(103,989)	(39,568)
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	(2,246,017)	(582,293)	(291,954)	1,660,080	279,596	(148,022)	(31,129)	257,893	98,128	1,160,523	441,580
Total Adjustments	(2,980,059)	(5,331,524)	(2,467,395)	6,965,710	1,205,557	7,679,471	1,557,377	676,466	186,154	1,056,534	402,012
CAP:	$(1,769,626)	$3,995,582	$1,160,734	$12,340,181	$2,929,034	$13,225,593	$3,166,945	$6,240,946	$1,896,515	$3,348,965	$1,381,409

Non-PEO NEO Average Total Compensation Amount			$ 3,628,129	1,723,477	1,609,568	1,710,361	979,397
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,160,734	2,929,034	3,166,945	1,896,515	1,381,409
Adjustment to Non-PEO NEO Compensation Footnote

	2025			2024		2023		2022		2021
SCT TO CAP RECONCILIATION	LeClair, Stephen O.	Witkowski, Mark R.	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Reported SCT Total Compensation	$1,210,433	$9,327,106	$3,628,129	$5,374,471	$1,723,477	$5,546,122	$1,609,568	$5,564,480	$1,710,361	$2,292,431	$979,397
Adjustments for grant values in the Summary Compensation Table	—	(8,299,999)	(3,025,742)	(3,740,108)	(1,028,101)	(3,356,279)	(668,682)	(2,975,049)	(625,652)	—	—
Year-end fair value of unvested stock options and RSUs granted in the current fiscal year	—	3,736,404	975,868	4,347,694	1,167,732	8,559,699	1,705,345	3,393,622	713,678	—	—
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(734,042)	(185,636)	(125,567)	4,698,044	786,330	2,624,073	551,843	—	—	(103,989)	(39,568)
Difference in fair values between prior year-end fair values and vesting date fair values for awards granted in prior years	(2,246,017)	(582,293)	(291,954)	1,660,080	279,596	(148,022)	(31,129)	257,893	98,128	1,160,523	441,580
Total Adjustments	(2,980,059)	(5,331,524)	(2,467,395)	6,965,710	1,205,557	7,679,471	1,557,377	676,466	186,154	1,056,534	402,012
CAP:	$(1,769,626)	$3,995,582	$1,160,734	$12,340,181	$2,929,034	$13,225,593	$3,166,945	$6,240,946	$1,896,515	$3,348,965	$1,381,409

Compensation Actually Paid vs. Total Shareholder Return			For the same period, net income increased by $28 million or 6%, and MICP Adjusted EBITDA increased by $8 million or 1%. Also during this period, cumulative Core & Main TSR decreased 5%, and TSR for the S&P 400 MidCap Industrial Index increased 17%. The decreases in PEO CAP, non-PEO NEOs and TSR were primarily driven by the decrease in our share price for fiscal 2025 compared with an increase in share price in fiscal 2024.
Compensation Actually Paid vs. Net Income			For the same period, net income increased by $28 million or 6%, and MICP Adjusted EBITDA increased by $8 million or 1%. Also during this period, cumulative Core & Main TSR decreased 5%, and TSR for the S&P 400 MidCap Industrial Index increased 17%. The decreases in PEO CAP, non-PEO NEOs and TSR were primarily driven by the decrease in our share price for fiscal 2025 compared with an increase in share price in fiscal 2024.
Compensation Actually Paid vs. Company Selected Measure			For the same period, net income increased by $28 million or 6%, and MICP Adjusted EBITDA increased by $8 million or 1%. Also during this period, cumulative Core & Main TSR decreased 5%, and TSR for the S&P 400 MidCap Industrial Index increased 17%. The decreases in PEO CAP, non-PEO NEOs and TSR were primarily driven by the decrease in our share price for fiscal 2025 compared with an increase in share price in fiscal 2024.
Total Shareholder Return Vs Peer Group			For the same period, net income increased by $28 million or 6%, and MICP Adjusted EBITDA increased by $8 million or 1%. Also during this period, cumulative Core & Main TSR decreased 5%, and TSR for the S&P 400 MidCap Industrial Index increased 17%
Tabular List, Table

MOST IMPORTANT MEASURES FOR 2025
MICP Adjusted EBITDA
MICP Working Capital Percentage (1)
Share price

Total Shareholder Return Amount			$ 225.15	238.14	171.10	91.43	98.95
Peer Group Total Shareholder Return Amount			168.99	145.01	121.62	102.27	96.77
Net Income (Loss)			$ 462,000,000	$ 434,000,000	$ 531,000,000	$ 581,000,000	$ 225,000,000
Company Selected Measure Amount			930,000,000	922,000,000	888,000,000	924,000,000	604,000,000
PEO Name	Stephen LeClair	Mark Witkowski		Stephen LeClair	Stephen LeClair	Stephen LeClair	Stephen LeClair
Additional 402(v) Disclosure	Reflects the amounts of total compensation reported in the Summary Compensation Table ("SCT") for Stephen LeClair, our former CEO and Principal Executive Officer ("PEO 1"), and Mark Witkowski, who was appointed CEO and Principal Executive Officer ("PEO 2") effective March 31, 2025, replacing Mr. LeClair, for the applicable year. See "Director and Executive Compensation - Summary Compensation Table."Amounts reported in this column represent the amount of compensation actually paid ("CAP") to Mr. Witkowski, Mr. LeClair or the non-PEO NEOs, as applicable, computed in accordance with Item 402(v) of Regulation S-K, the CAP reported for Mr. Witkowski,Mr. LeClair, and the non-PEO NEOs reflects the following adjustments to the total compensation reported in the SCT to determine the applicable CAP:
The fair value of stock options reported in this table were determined using the Black-Scholes option pricing model. The assumptions used for purposes of calculating fair values of stock options as of the vesting date or fiscal year-end date, as applicable, are: (i) the expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and remaining term as of the applicable vesting date or fiscal year end date; (ii) the exercise price is based on each grant date closing price and asset price is based on the applicable vesting date or fiscal year end closing price; (iii) the risk free interest rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the applicable vesting date or fiscal year end date; and (iv) historical volatility is based on daily price history for the expected life of the stock option prior to the applicable vesting date or fiscal year end date. The portion of CAP that is based on fiscal year end share price reflects the share prices of '$53.36, $56.44, $40.55, $21.67, and $23.45 for fiscal year 2025, 2024,2023 ,2022 , and 2021, respectively.
Reflects “Net Income” in the Company’s Consolidated Financial Statements included in the Form 10-K for the applicable fiscal year.These columns represent the value at the end of the respective fiscal year of a $100 initial investment on July 23, 2021, the date of our IPO, for our Class A common stock and the S&P 400 MidCap Industrials Index. We measure the total shareholder return in a fiscal year as the change from the cumulative investment value from the prior fiscal year-end value divided by the cumulative investment value as of the prior fiscal year-end.
Performance Measures
The performance measures listed below represent, in the Company’s assessment, the most important performance measures that link compensation actually paid to our NEOs for fiscal 2025 to company performance. The Company uses MICP Adjusted EBITDA and MICP Working Capital Percentage in its annual cash incentive program, and share price is a key determinant of the value of long-term incentive awards held by our NEOs in the form of stock options and RSUs.
Calculated as year-end accounts receivable plus inventory less accounts payable, as a percentage of fiscal 2025 net sales. The MICP Working Capital Percentage is also adjusted to exclude the same acquisitions as were excluded for the MICP Adjusted EBITDA calculation. See “Director and Executive Compensation – Elements of Our Executive Compensation Program – Short-Term Incentives.”
Additional information regarding these measures, including a reconciliation to the most comparable GAAP measure, is included under the heading “Non-GAAP Reconciliation” beginning on page 53 of this proxy statement and under the heading “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Non-GAAP Financial Measures” in our 2025 Form 10-K.
As discussed in greater detail under the heading “Director and Executive Compensation,” the Talent and Compensation Committee considers many factors when making decisions concerning the compensation of our executive officers. TSR, net income and MICP Adjusted EBITDA are examples of indicators of the Company’s overall financial performance, which may directly or indirectly impact the Company’s compensation decisions as well as CAP. However, as calculated under SEC rules, CAP reflects adjusted values to unvested and vested equity awards, GAAP valuation assumptions, and projected performance modifiers but does not reflect actual amounts realized by our executives for those awards.

Increase (Decrease) to PEO Compensation Actually Paid during the Period			$ (14,109,807)
Increase (Decrease) to PEO Compensation Actually Paid during the Period, Percent			(114.00%)
Increase (Decrease) to Non-PEO NEO Average Compensation Actually Paid During the Period			$ (1,768,300)
Increase (Decrease) to Non-PEO NEO Average Compensation Actually Paid during the Period, Percent			(60.00%)
Increase (Decrease) to Net Income			$ 28,000,000
Increase (Decrease) to Net Income, Percent			6.00%
Increase (Decrease) to MICP Adjusted EBITDA			$ 8,000,000
Increase (Decrease) to MICP Adjusted EBITDA, Percent			1.00%
Total shareholder Return, Percent			5.00%
Total shareholder Return, Peer Group, Percent			17.00%
Measure:: 1
Pay vs Performance Disclosure
Name			MICP Adjusted EBITDA
Non-GAAP Measure Description			MICP Adjusted EBITDA is calculated as Adjusted EBITDA (calculated as described in our 2025 Form 10-K) less the estimated Adjusted EBITDA of acquisitions completed subsequent to the establishment of the MICP Adjusted EBITDA target. See “Director and Executive Compensation – Elements of Our Executive Compensation Program – Short-Term Incentives.” The Company has determined that MICP Adjusted EBITDA is the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs to Company performance
Measure:: 2
Pay vs Performance Disclosure
Name			MICP Working Capital Percentage (1)
Measure:: 3
Pay vs Performance Disclosure
Name			Share price
Stephen O. LeClair [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,210,433
PEO Actually Paid Compensation Amount			(1,769,626)
Mark R. Witkowski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			9,327,106
PEO Actually Paid Compensation Amount			3,995,582
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 6,965,710	$ 7,679,471	$ 676,466	$ 1,056,534
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(3,740,108)	(3,356,279)	(2,975,049)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,347,694	8,559,699	3,393,622	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,698,044	2,624,073	0	(103,989)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,660,080	(148,022)	257,893	1,160,523
PEO | Stephen O. LeClair [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,980,059)
PEO | Stephen O. LeClair [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stephen O. LeClair [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Stephen O. LeClair [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(734,042)
PEO | Stephen O. LeClair [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,246,017)
PEO | Mark R. Witkowski [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,331,524)
PEO | Mark R. Witkowski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,299,999)
PEO | Mark R. Witkowski [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,736,404
PEO | Mark R. Witkowski [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(185,636)
PEO | Mark R. Witkowski [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(582,293)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,467,395)	1,205,557	1,557,377	186,154	402,012
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,025,742)	(1,028,101)	(668,682)	(625,652)	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			975,868	1,167,732	1,705,345	713,678	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(125,567)	786,330	551,843	0	(39,568)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (291,954)	$ 279,596	$ (31,129)	$ 98,128	$ 441,580